FAM Small Cap Fund  (FAMFX)

Summary Prospectus

May 1, 2014

Before  you  invest,  you  may  want  to  review  the  Fund’s  prospectus,  which  contains  more  information  about  the  Fund  and  its

risks.   You can find the Fund’s prospectus and other information about the Fund online at http://www.famfunds.com/appli-

cations-literature-reports-fam-funds/index.cfm.   You  may  also  obtain  this  information  about  the  Fund  at  no  cost  by  calling

800.932.3271 or by sending an email request to info@famfunds.com.  The Fund’s full prospectus and Statement of Additional

Information, dated May 1, 2014, are incorporated by reference into this summary prospectus.

Investment Objective

FAM  Small Cap Fund’s investment objective is to maximize long-term return on capital.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load ) on purchases

None

Maximum deferred sales charge (load)

None

Redemption fee

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees

1.00%

Distribution and Service (12b-1) Fees

None

Other Expenses

0.57%

Acquired Fund Fee and Expenses

0.01%

Total Annual Fund Operating Expenses

1.58%

Fee waiver and/or expense reimbursement  1

0.22%

Total Annual Fund Operating Expenses after

Waiver and/or Reimbursement1

1.36%

1Fenimore Asset Management (FAM) has entered into a contractual agreement with FAM Small Cap Fund to limit the total operating expenses

of  the  Fund  to  1.50%  of  its  average  daily  net  assets  through  May  1,  2015.   This  expense  limitation  agreement  may  only  be  amended  by  the

Fund’s Board of Trustees.

Expense Example:   This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time peri-

ods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1-Year

3-Year

5-Year

10-Year

$138

$431

$745

$1,635

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its port-

folio).   A  higher  portfolio  turnover  rate  may  indicate  higher  transaction  costs  and  may  result  in  higher  taxes

when  Fund  shares  are  held  in  a  taxable  account.   These  costs,  which  are  not  reflected  in  annual  fund  operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.65% of the average value of its portfolio.

Principal Investment Strategies

Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund, employs a “value approach”

in  making  its  common  stock  selections.   This  approach  is  based  on  Fenimore’s  belief  that  at  any  given  point  in

time  the  stock  price  of  a  company  may  sell  below  the  company’s  “true  business  worth”.   Factors  considered  in

evaluating  the  true  business  worth  include  the  company’s  current  earnings  and  Fenimore’s  opinion  as  to  its  fu-

ture earnings potential.  After identifying a company whose securities are determined to have a favorable price-

to-earnings  relationship,  Fenimore  plans  to  invest  in  such  securities  until  the  “true  business  worth”  nears  the market price of the company’s securities.

Under  normal  market  conditions  the  Fund  invests  at  least  80%  of  its  net  assets  plus  the  amount  of  any  borrow-

ings  for  investment  purposes  in  securities  of  small  cap  companies.   The  Fund  considers  small  cap  companies  to

be  those  issuers  having  market  capitalizations  of  between  $50  million  and  $1  billion,  measured  at  the  time  of

purchase.   The  fund  may  invest  in  the  securities  of  both  domestic  and  foreign  issuers.   The  Fund’s  policy  of  in-

vesting  at  least  80%  of  its  net  assets  in  small  cap  companies  may  only  be  changed  upon  60  days  prior  notice  to shareholders.

Principal Risks

•  Stock Market Risk -  the value of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions.  Stock prices may decline over short or extended periods of time.  Stocks are more volatile and riskier than some other forms of investments.

• Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never real-

ize their intrinsic value or their prices may go down.

• Small-Cap Risk  - small capitalization companies may not have the size, resources or other assets of large capi-

talization companies.

• Market Risk - the value of your investment will go up and down, which means that you could lose money.

• Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets

or  may  be  represented  by  American  Depository  Receipts  that  are  traded  in  the  United  States.   Investments  in

non-U.S.  securities  may  involve  additional  risk  including  exchange  rate  fluctuation,  political  or  economic  in-

stability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Annual Total Return

The following bar chart and table show some indication of the risks of investing in the Fund.  The bar chart shows the Fund’s performance for the one year period of December 31, 2013.  The table shows the Fund’s average annual returns (before and after taxes) for the one year period ended December 31, 2013 and since the Fund’s inception

on  March  31,  2012  compared  to  those  of  the  Russell  2000  Index.   The  Fund’s  past  performance  (before  and  after

taxes)  is  not  necessarily  an  indication  of  how  the  Fund  will  perform  in  the  future.   Updated  performance  infor-

mation may be obtained at the Fund’s website famfunds.com.

Return for the Year Ended December 31

2013

40.49%

Best Quarter

4Q’13

11.08%

Worst Quarter

2Q’13

4.99%

Average Annual Total Returns

1 Year Period

Since Inception

December 31, 2013

3/1/2012

Return Before Taxes

40.49%

26.95%

Return After Taxes on Distributions

38.80%

26.11%

Return After Taxes on Distributions and Sale of Fund Shares

25.37%

16.36%

Russell 2000 Index

38.82%

23.15%

The  after-tax  returns  shown  in  the  table  are  calculated  using  the  historical  highest  individual  federal  marginal

income  tax  rates,  and  do  not  reflect  the  impact  of  state  and  local  taxes.   Actual  after-tax  returns  depend  on  the

investor’s  tax  situation  and  may  differ  from  those  shown.   The  after-tax  returns  are  not  relevant  to  investors who  hold  their  Fund  shares  through  tax-deferred  arrangements  such  as  401(k)  plans  or  individual  retirement accounts, or to investors who are tax exempt.

Fund Management

Investment Advisor:  Fenimore Asset Management, Inc.

Portfolio Co-Managers

Thomas O. Putnam, Chairman and Marc D. Roberts, CFA of Fenimore Asset Management, Inc.

Mr. Putnam has managed the Fund since the Fund’s inception in 2012.

Mr. Roberts has co-managed the Fund since the Fund’s inception in 2012.

Purchase and Sale of Fund Shares

The  minimum  initial  purchase  is  $5000  for  a  regular  account  and  $2000  for  an  individual  retirement  account.

The minimum subsequent investment is $50.  You may redeem shares by mail or fax (518.234.7793).  Redemption proceeds will be sent by check to the address of record or by electronic bank transfer.

Tax Information

Fund  distributions  are  taxable,  and  will  be  taxed  as  ordinary  income  or  capital  gains,  unless  you  are  investing

through  a  tax-deferred  arrangement,  such  as  a  401(k)  plan  or  an  individual  retirement  account.   Such  tax-de-

ferred arrangements may be taxed upon withdrawals made from those arrangments.

Financial Intermediary Compensation

If  you  purchase  Fund  shares  through  a  broker-dealer  or  other  financial  intermediary  (such  as  a  bank),  the  Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These pay-

ments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesper-

son to recommend Fund shares over another investment.  Ask your salesperson or visit your financial intermedi-

ary’s Web site for more information.